Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.2%
U.S. Treasury Bonds
2.500%, 2/15/46	$2,179	$2,739
3.000%, 8/15/48	560	779
U.S. Treasury Notes 2.875%, 8/15/28	985	1,165
Total U.S. Government Securities (Identified Cost $3,630)		4,683

Municipal Bonds—2.1%
California—1.1%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	304
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265	441
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	81
		826

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	111
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	10
Massachusetts—0.1%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	75	104
Texas—0.3%
State of Texas 3.011%, 10/1/26	200	215
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	26
		241

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135	140
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	200	173
		313

Total Municipal Bonds (Identified Cost $1,529)		1,605

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	6
United Mexican States
4.750%, 3/8/44	54	55
	Par Value	Value

Foreign Government Securities—continued
Series M 6.500%, 6/9/22	925MXN	$39
Total Foreign Government Securities (Identified Cost $160)		100

Mortgage-Backed Securities—10.6%
Agency—1.1%
Federal National Mortgage Association
Pool #813881 4.000%, 6/1/20	$—	—(2)
Pool #254007 6.500%, 10/1/31	2	2
Pool #656288 6.000%, 9/1/32	6	6
Pool #835144 5.000%, 10/1/35	18	21
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	4	5
Pool #940524 5.500%, 7/1/37	13	15
Pool #949301 6.000%, 10/1/37	4	4
Pool #975097 5.000%, 6/1/38	14	15
Pool #929637 5.500%, 6/1/38	2	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	6	6
Pool #991124 5.000%, 1/1/39	4	5
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	7	8
Pool #AA4434 5.000%, 3/1/39	6	7
Pool #AA4436 6.000%, 3/1/39	4	5
Pool #CA4128 3.000%, 9/1/49	111	116
Pool#MA3803 3.500%, 10/1/49	296	312
Pool#MA3905 3.000%, 1/1/50	252	264
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	8	9
Pool #351336 6.500%, 12/15/23	1	1
Pool #385198 6.500%, 2/15/24	9	10
Pool #563381 6.500%, 11/15/31	15	17
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #581072 6.500%, 2/15/32	$2	$2
		839

Non-Agency—9.5%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	46	46
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	90	88
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	100	97
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	99
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	61	59
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	74	72
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(3)(4)	300	296
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	95
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	99
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.725%, 5/15/35(3)(4)	125	108
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	63
BXMT 2020-FL2, A (1 month LIBOR + 0.090%) 144A 1.700%, 2/16/37(3)(4)	100	89
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	47	47
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(3)(4)	100	99
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.625%, 12/15/36(3)(4)	100	96
2015-GC27, A4 2.878%, 2/10/48	80	80
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	45	46
2014-A, A 144A 4.000%, 1/25/35(3)(4)	23	23
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	77	74
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	23	23
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	99	100
COLT Mortgage Loan Trust Funding LLC 2018-2, A1 144A 3.470%, 7/27/48(3)(4)	28	28
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	61
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	100	96
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(3)(4)	$100	$94
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.100%, 4/25/43(3)(4)	10	10
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	59	58
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 2.850%, 3/15/35(3)(4)	80	69
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	34	34
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	47	47
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	77	79
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	99
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	80	75
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	66	64
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	46	45
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.019%, 8/25/35(4)	25	22
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.678%, 6/25/33(4)	25	23
2003-AR4, 2A1 3.618%, 8/25/33(4)	23	21
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	69	70
2015-C31, AS 4.106%, 8/15/48	85	88
2015-C28, B 3.986%, 10/15/48	90	87
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	58	58
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	53	52
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	59	56
2017-5, A1 144A 3.147%, 10/26/48(3)(4)	171	164
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	29	29
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 1.505%, 5/15/36(3)(4)	100	91
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	100	87
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	65	67
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	19	19
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(3)(4)(5)	$50	$50
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(3)(4)	100	87
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	84	86
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	225
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	109	112
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	46	47
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	88	91
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	37	38
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	47	48
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	126	129
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	88	85
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	106	110
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	94	95
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 2.672%, 3/25/35(4)	49	48
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	120	121
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	68	69
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	97
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	107
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	76	77
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	97	87
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	99	98
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	87	83
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	76	76
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	77	75
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	70	70
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.016%, 2/25/34(4)	57	50
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(3)(4)	$68	$66
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	100	98
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	95
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	97
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	96
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	48	48
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	99	98
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	85
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	100	80
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	72	64
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	43	39
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	57	54
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	100	89
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	55	54
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	79	76
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	85	86
2015-LC20, B 3.719%, 4/15/50	140	134
		7,212

Total Mortgage-Backed Securities (Identified Cost $8,342)		8,051

Asset-Backed Securities—3.9%
Automobiles—2.5%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(3)	56	56
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	105	104
2018-4, C 144A 3.970%, 1/13/25(3)	100	96
2019-2, C 144A 3.170%, 6/12/25(3)	85	79
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	89
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	5	5
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	$105	$105
2019-4, C 2.510%, 11/17/25	85	82
DT Auto Owner Trust 2018-3A, C 144A 3.790%, 7/15/24(3)	75	74
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(3)	105	105
2018-4A, D 144A 4.350%, 9/16/24(3)	100	92
2019-2A, C 144A 3.300%, 3/15/24(3)	85	79
2019-3A, C 144A 2.790%, 5/15/24(3)	85	83
Flagship Credit Auto Trust 2019-1, C 144A 3.600%, 2/18/25(3)	55	54
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	100	93
2020-1A, B 144A 2.430%, 11/15/24(3)	115	111
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	130	118
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)(5)	85	86
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	100	80
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	84
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	95	95
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	85	85
		1,855

Credit Card—0.1%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	100	92
Other—1.2%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	76	77
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	67	65
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	10	10
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	30	30
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	71
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	90
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)(5)	100	84
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	90	83
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	44	43
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	72	71
	Par Value	Value

Other—continued
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(3)	$100	$97
2019-3A, A 144A 3.190%, 7/15/25(3)	52	50
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(3)	12	12
2017-1, A 144A 3.280%, 1/26/26(3)	12	12
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	61	58
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(3)	78	74
		927

Student Loan—0.1%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	30	30
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	26	26
		56

Total Asset-Backed Securities (Identified Cost $3,070)		2,930

Corporate Bonds and Notes—13.4%
Communication Services—0.6%
AT&T, Inc.
4.250%, 3/1/27	20	21
4.100%, 2/15/28	55	58
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	33
Meredith Corp. 6.875%, 2/1/26	40	34
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	200	204
Telesat Canada 144A 4.875%, 6/1/27(3)	30	29
Verizon Communications, Inc. 4.125%, 3/16/27	60	67
		446

Consumer Discretionary—0.7%
Aptiv Corp. 4.150%, 3/15/24	90	88
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	70	73
Dollar Tree, Inc. 4.000%, 5/15/25	90	92
General Motors Financial Co., Inc. 4.200%, 3/1/21	45	43
Lear Corp. 3.800%, 9/15/27	120	110
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	65	55
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
TRI Pointe Group, Inc. 5.875%, 6/15/24	$55	$51
		512

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(3)	40	40
BAT Capital Corp. 4.906%, 4/2/30	55	56
Conagra Brands, Inc. 4.300%, 5/1/24	85	88
		184

Energy—1.2%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	53
Cheniere Energy Partners LP
5.625%, 10/1/26	35	32
144A 4.500%, 10/1/29(3)	30	27
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	204
HollyFrontier Corp. 5.875%, 4/1/26	100	87
Kinder Morgan, Inc.
4.300%, 6/1/25	165	168
7.750%, 1/15/32	65	75
MPLX LP 4.875%, 12/1/24	120	105
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	19
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	51
Targa Resources Partners LP 5.875%, 4/15/26	60	50
Valero Energy Partners LP 4.500%, 3/15/28	90	81
		952

Financials—5.9%
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	145	130
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	75	78
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	138
Athene Holding Ltd. 4.125%, 1/12/28	110	99
Aviation Capital Group LLC
144A 3.875%, 5/1/23(3)	108	101
144A 3.500%, 11/1/27(3)	100	76
Bank of America Corp.
3.004%, 12/20/23	90	92
4.200%, 8/26/24	235	250
Bank of Montreal 3.803%, 12/15/32	156	152
Brighthouse Financial, Inc. 3.700%, 6/22/27	100	87
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	61
Brookfield Finance, Inc. 4.000%, 4/1/24	92	93
	Par Value	Value

Financials—continued
Capital One Financial Corp. 3.750%, 7/28/26	$130	$123
Citadel LP 144A 4.875%, 1/15/27(3)	65	63
Citigroup, Inc.
3.200%, 10/21/26	171	177
(3 month LIBOR + 1.250%) 2.683%, 7/1/26(4)	160	148
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	113
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	205
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	97
ICAHN Enterprises LP 6.250%, 5/15/26	85	80
JPMorgan Chase & Co. 3.875%, 9/10/24	50	53
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	50	40
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	34	35
144A 4.569%, 2/1/29(3)	116	128
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.859%, 4/20/67(4)(6)	55	33
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	152
Morgan Stanley
3.125%, 7/27/26	125	129
6.375%, 7/24/42	100	143
MSCI, Inc. 144A 4.000%, 11/15/29(3)	46	46
Navient Corp.
6.750%, 6/25/25	45	41
5.000%, 3/15/27	15	13
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	129
Prudential Financial, Inc.
5.875%, 9/15/42	100	97
5.625%, 6/15/43(6)	65	61
Santander Holdings USA, Inc.
3.700%, 3/28/22	93	92
3.500%, 6/7/24	65	63
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	100
Springleaf Finance Corp. 7.125%, 3/15/26	40	39
Synchrony Financial 3.950%, 12/1/27	90	80
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	122
Toronto-Dominion Bank (The) 3.625%, 9/15/31	155	154
Trinity Acquisition plc 4.400%, 3/15/26	90	94
Voya Financial, Inc. 5.650%, 5/15/53	65	60
Wells Fargo & Co.
Series M 3.450%, 2/13/23	125	129
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Series S 5.900%(6)(7)	$75	$74
		4,470

Health Care—0.5%
Anthem, Inc. 2.875%, 9/15/29	65	63
Centene Corp. 144A 4.625%, 12/15/29(3)	25	25
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	15	15
CVS Health Corp.
2.875%, 6/1/26	120	121
3.750%, 4/1/30	30	31
HCA, Inc.
5.625%, 9/1/28	35	37
5.125%, 6/15/39	35	36
5.250%, 6/15/49	50	53
		381

Industrials—0.8%
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	85	68
Carlisle Cos., Inc. 2.750%, 3/1/30	35	30
DP World plc 144A 6.850%, 7/2/37(3)	100	94
Hillenbrand, Inc. 4.500%, 9/15/26	45	46
Oshkosh Corp. 4.600%, 5/15/28	77	74
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	90	93
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	65	59
Stanley Black & Decker, Inc. 4.000%, 3/15/60(6)	84	80
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	35
		579

Information Technology—0.7%
Broadcom Corp. 3.000%, 1/15/22	45	45
Citrix Systems, Inc. 3.300%, 3/1/30	110	102
Dell International LLC 144A 6.020%, 6/15/26(3)	100	107
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	68
Motorola Solutions, Inc. 4.600%, 5/23/29	100	105
Verisk Analytics, Inc. 4.000%, 6/15/25	70	75
		502

Materials—0.4%
Avery Dennison Corp. 2.650%, 4/30/30	37	34
DuPont de Nemours, Inc. 4.493%, 11/15/25	97	104
	Par Value	Value

Materials—continued
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	$105	$97
Novelis Corp. 144A 4.750%, 1/30/30(3)	30	27
Olin Corp. 5.625%, 8/1/29	80	74
		336

Real Estate—1.4%
Corporate Office Properties LP 3.600%, 5/15/23	165	162
EPR Properties 4.750%, 12/15/26	120	109
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	55	43
GLP Capital LP 5.750%, 6/1/28	100	88
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	94
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	110	102
Hospitality Properties Trust 4.500%, 3/15/25	105	77
iStar, Inc. 4.250%, 8/1/25	65	53
Life Storage LP 3.500%, 7/1/26	55	52
MPT Operating Partnership LP
5.000%, 10/15/27	35	34
4.625%, 8/1/29	15	14
Office Properties Income Trust 4.500%, 2/1/25	135	132
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	107
		1,067

Utilities—1.0%
American Electric Power Co., Inc. 2.300%, 3/1/30	53	49
DPL, Inc. 144A 4.350%, 4/15/29(3)	102	97
Edison International 4.950%, 4/15/25	80	80
Exelon Corp. 3.497%, 6/1/22	54	52
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	90	95
PNM Resources, Inc. 3.250%, 3/9/21	85	86
PSEG Power LLC 3.850%, 6/1/23	65	66
Southern Power Co. 4.150%, 12/1/25	65	67
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40	34
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	58
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(5)	65	—(2)
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$85	$75
		759

Total Corporate Bonds and Notes (Identified Cost $10,535)		10,188

Leveraged Loans(4)—1.1%
Aerospace—0.1%
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 2.709%, 6/27/25	65	51
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	34	31
		82

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(1)(5)	—(2)	—
Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 3.200%, 10/6/23	56	50
Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 1/15/27	15	14
Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	35	33
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	10	9
		42

Gaming / Leisure—0.1%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 2.739%, 7/8/24	61	55
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	20	17
		72

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.612%, 6/2/25	4	4
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(8)	5	5
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	69	65
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	61	57
	Par Value	Value

Healthcare—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	$10	$9
		140

Housing—0.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	65	61
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 11/21/24	69	59
		120

Manufacturing—0.0%
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	5	5
Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	48	45
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	64	62
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	65	59
		121

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	25	23
Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	25	23
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.740%, 4/11/25	39	37
		60

Utility—0.0%
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	40	39
Total Leveraged Loans (Identified Cost $888)		813

	Shares
Preferred Stocks—0.4%
Financials—0.3%
M&T Bank Corp. Series F, 5.125%(9)	58(10)	56
MetLife, Inc. Series D, 5.875%	40(10)	38
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110(10)	104
		198

See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Industrials—0.1%
General Electric Co. Series D, 5.000%	90(10)	$74
Total Preferred Stocks (Identified Cost $299)		272

Common Stocks—59.4%
Communication Services—10.7%
Activision Blizzard, Inc.	8,920	531
Adevinta ASA(11)	29,310	265
Ascential plc	69,011	210
Auto Trader Group plc	79,968	432
carsales.com Ltd.	14,370	103
CTS Eventim AG & Co. KGaA	5,715	262
Facebook, Inc. Class A(11)	12,170	2,030
Karnov Group AB(11)	48,274	251
MarkLines Co., Ltd.	4,800	72
Netflix, Inc.(11)	4,620	1,735
Rightmove plc	75,081	453
Scout24 AG	6,084	364
Tencent Holdings Ltd. ADR	26,160	1,284
Yandex N.V. Class A(11)	4,125	140
		8,132

Consumer Discretionary—13.2%
Alibaba Group Holding Ltd. Sponsored ADR(11)	11,730	2,281
Amazon.com, Inc.(11)	1,690	3,295
Home Depot, Inc. (The)	2,870	536
Las Vegas Sands Corp.	14,740	626
McDonald’s Corp.	2,910	481
MercadoLibre, Inc.(11)	1,100	537
Mercari, Inc.(11)	10,400	202
NIKE, Inc. Class B	12,450	1,030
Ross Stores, Inc.	8,080	703
Trip.com Group Ltd. ADR(11)	11,840	278
Union Auction PCL	684,000	86
		10,055

Consumer Staples—3.1%
Cia Cervecerias Unidas SA Sponsored ADR	9,318	125
McCormick & Co., Inc.	3,240	458
Monster Beverage Corp.(11)	9,850	554
Philip Morris International, Inc.	6,750	492
Procter & Gamble Co. (The)	6,680	735
		2,364

Energy—0.1%
Frontera Energy Corp.	1,088	3
Pason Systems, Inc.	23,469	104
		107

Financials—4.5%
Bank of America Corp.	39,740	844
CME Group, Inc.	2,860	495
Gruppo Mutuionline SpA	15,224	256
MarketAxess Holdings, Inc.	2,230	742
Mortgage Advice Bureau Holdings Ltd.	42,670	278
Progressive Corp. (The)	4,250	314
Sabre Insurance Group plc	55,920	198
	Shares	Value

Financials—continued
Vostok New Ventures Ltd. SDR(11)	50,368	$268
		3,395

Health Care—3.6%
Danaher Corp.	5,380	745
Haw Par Corp., Ltd.	21,300	154
HealthEquity, Inc.(11)	6,140	310
Illumina, Inc.(11)	1,350	369
Zoetis, Inc.	9,780	1,151
		2,729

Industrials—8.0%
51job, Inc. ADR(11)	3,100	190
Asiakastieto Group Oyj	3,386	95
CoStar Group, Inc.(11)	1,540	904
DSV PANALPINA A/S	1,588	144
en-japan, Inc.	700	13
Equifax, Inc.	2,880	344
Fair Isaac Corp.(11)	1,630	502
Haitian International Holdings Ltd.	64,000	119
HeadHunter Group plc ADR	31,400	501
JOST Werke AG	4,061	98
Kansas City Southern	4,690	597
Knorr-Bremse AG	1,730	152
Marel HF	47,629	185
MTU Aero Engines AG	691	100
Roper Technologies, Inc.	2,550	795
Rotork plc	42,500	112
S-1 Corp.	1,669	110
Simplybiz Group plc (The)	95,689	173
Uber Technologies, Inc.(11)	19,805	553
VAT Group AG	1,119	153
Voltronic Power Technology Corp.	11,600	241
		6,081

Information Technology—14.7%
Accenture plc Class A	3,680	601
Admicom Oyj	1,276	94
Alten SA	3,240	228
Amphenol Corp. Class A	11,400	831
Avalara, Inc.(11)	13,150	981
Bill.com Holdings, Inc.(11)(12)	27,685	947
Bouvet ASA	3,124	98
FDM Group Holdings plc	14,278	130
Fortnox AB	7,990	132
Freee KK(11)	4,900	157
NVIDIA Corp.	5,930	1,563
Paycom Software, Inc.(11)	7,180	1,450
SimCorp A/S	2,696	225
Trade Desk, Inc. (The) Class A(11)	4,140	799
Visa, Inc. Class A	11,450	1,845
Webcash Corp.	6,300	198
Webstep AS	34,073	52
Workday, Inc. Class A(11)	6,520	849
		11,180

Materials—1.5%
Chr. Hansen Holding A/S	2,185	161
Corp. Moctezuma SAB de C.V.	68,907	152
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Materials—continued
Ecolab, Inc.	5,160	$804
		1,117

Total Common Stocks (Identified Cost $33,010)		45,160

Exchange-Traded Funds—0.1%
Invesco Senior Loan ETF(13)	2,861	59
iShares iBoxx High Yield Corporate Bond ETF(13)	612	47
Total Exchange-Traded Funds (Identified Cost $111)		106

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(11)	1,084	1
Total Rights (Identified Cost $1)		1

Total Long-Term Investments—97.3% (Identified Cost $61,575)		73,909

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(13)	609,450	609
Total Short-Term Investment (Identified Cost $609)		609

TOTAL INVESTMENTS—98.1% (Identified Cost $62,184)		$74,518
Other assets and liabilities, net—1.9%		1,439
NET ASSETS—100.0%		$75,957

Abbreviations:
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
SDR	Swedish Depositary Receipt
Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $11,429 or 15.0% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Interest may be forfeited.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	All or a portion of the security is restricted.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
China	6
United Kingdom	3
Germany	1
Sweden	1
Russia	1
Canada	1
Other	5
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Schedule of Investments

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$2,930	$—	$2,760	$170
Corporate Bonds and Notes	10,188	—	10,188	—(1)
Foreign Government Securities	100	—	100	—
Leveraged Loans	813	—	813	—(2)
Mortgage-Backed Securities	8,051	—	8,001	50
Municipal Bonds	1,605	—	1,605	—
U.S. Government Securities	4,683	—	4,683	—
Equity Securities:
Common Stocks	45,160	38,354	6,806	—
Exchange-Traded Funds	106	106	—	—
Preferred Stocks	272	—	272	—
Rights	1	—	—	1
Money Market Mutual Fund	609	609	—	—
Total Investments	$74,518	$39,069	$35,228	$221

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $172 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

STRATEGIC ALLOCATION SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.